16. DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS - Estimated fair values of financial instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Carrying Amount
Financial assets:
Cash and cash equivalents	$ 34,332	$ 37,300
Investment securities	82,179	86,780
FHLB stock	5,068	6,809
Accrued interest receivable	2,091	2,514
Life Insurance contracts	15,125	14,513
Loans receivable, net	676,535	665,842
Financial liabilities:
Deposits	650,791	617,722
Advance from Federal Home Loan Bank	108,997	142,751
Accrued interest payable	353	370
Estimated Fair Value
Financial assets:
Cash and cash equivalents	34,332	37,300
Investment securities	82,945	88,357
FHLB stock	5,068	6,809
Accrued interest receivable	2,091	2,514
Life Insurance contracts	15,125	14,513
Loans receivable, net	680,901	665,384
Financial liabilities:
Deposits	652,019	621,676
Advance from Federal Home Loan Bank	113,774	153,855
Accrued interest payable	353	370
Fair Value Measurements of Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	34,332	37,300
Investment securities	561	494
FHLB stock	0	0
Accrued interest receivable	0	0
Life Insurance contracts	0	0
Loans receivable, net	0	0
Financial liabilities:
Deposits	100,822	93,410
Advance from Federal Home Loan Bank	0	0
Accrued interest payable	0	0
Fair Value Measurements of Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents	0	0
Investment securities	82,384	87,863
FHLB stock	5,068	6,809
Accrued interest receivable	2,091	2,514
Life Insurance contracts	15,125	14,513
Loans receivable, net	0	0
Financial liabilities:
Deposits	551,197	528,266
Advance from Federal Home Loan Bank	113,774	153,855
Accrued interest payable	353	370
Fair Value Measurements of Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	0	0
Investment securities	0	0
FHLB stock	0	0
Accrued interest receivable	0	0
Life Insurance contracts	0	0
Loans receivable, net	680,901	665,384
Financial liabilities:
Deposits	0	0
Advance from Federal Home Loan Bank	0	0
Accrued interest payable	$ 0	$ 0